Recent and Pending Acquisitions - Cetera (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Cetera Financial Group	Dec. 31, 2012 Cetera Financial Group	Apr. 29, 2014 Subsequent Event Cetera Financial Group	Apr. 29, 2014 Subsequent Event Cetera Financial Group	Apr. 29, 2014 Subsequent Event Convertible Debt Cetera Financial Group	Apr. 29, 2014 Subsequent Event Senior Secured Second Lien Term Loan Secured Debt Barclays Bank PLC and Bank of America Cetera Financial Group	Apr. 29, 2014 Subsequent Event Senior Secured First Lien Term Loan Secured Debt Barclays Bank PLC and Bank of America Cetera Financial Group
Business Acquisition [Line Items]
Convertible notes, face value								$ 120,000,000	$ 150,000,000	$ 575,000,000
Net proceeds from issuance of convertible preferred stock (including embedded derivative)						270,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash							241,641,000
Cash and segregated securities							7,999,000
Trading securities							741,000
Receivables							49,883,000
Property and equipment							20,079,000
Prepaid expenses							15,083,000
Deferred compensation plan investments							76,010,000
Notes receivable							45,175,000
Other assets							36,553,000
Accounts payable							(94,074,000)
Accrued expenses							(32,421,000)
Other liabilities							(112,979,000)
Deferred compensation plan accrued liabilities							(75,294,000)
Total fair value excluding goodwill and intangible assets							178,396,000
Goodwill	79,986,000	[1]	0				259,646,000
Intangible assets							942,991,000
Total consideration							(248,291,000)
Total consideration							1,132,742,000
Business Combination, Consideration Transferred [Abstract]
Cash paid by the Company						1,132,742,000
Adjustments						17,258,000
Total adjusted purchase price						1,150,000,000
Expected tax deductible amount							20,000,000
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	2,682,500,000		1,834,300,000	1,123,900,000	985,900,000
Loss before taxes				$ (116,800,000)	$ (131,100,000)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.